SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Recently Adopted Accounting Standards

On June 10, 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-10, Development Stage Entities (Topic 915) - Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation, which eliminates the concept of a development stage entity (DSE) in its entirety from current accounting guidance. Amendments to the consolidation guidance may result in more DSEs being considered variable interest entities (VIEs). The new guidance applies to all entities that previously met the definition of a DSE. This ASU is effective for public business entities for annual reporting periods beginning after December 15, 2015, and interim periods therein. Early adoption of the new standard is permitted. Management has elected to early adopt this ASU, as permitted and, accordingly, has not included the inception-to-date disclosures and other previously required disclosures for development stage entities.

Basis of Presentation

The accompanying unaudited financial statements were prepared using generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Regulation S-X. Accordingly, these financial statements do not include all information or notes required by generally accepted accounting principles for annual financial statements and should be read in conjunction with the 2013 Financial Statements included herein.

The preparation of financial statements in conformity with these accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of expenses during the reported period. Ultimate results could differ from the estimates of management.

In the opinion of management, the unaudited financial statements included herein contain all adjustments necessary to present fairly the Company's financial position and the results of its operations and cash flows for the interim periods presented. Such adjustments are of a normal recurring nature. The results of operations for the three and six months ended June 30, 2014 may not be indicative of results for the full year.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported period. Significant estimates used in preparing the Company's financial statements include the estimation of stock based compensation, stock warrants liability, accrued expenses, revenue recognition and income taxes. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash equivalents represent high liquid investments with remaining maturities of ninety days or less at the date of purchase. Cash equivalents are stated at cost, which approximates fair value.

Concentration of Credit Risk

The Company has no significant off-balance sheet concentrations of credit risk such as foreign currency exchange contracts, option contracts or other hedging arrangements. Financial instruments that subject the Company to credit risk consists primarily of cash and cash equivalents. The Company generally invests its cash in money market funds, U.S. Treasury securities and U.S. Agency securities that are subject to minimal credit and market risk. Management has established guidelines relative to credit ratings and maturities intended to safeguard principal balances and maintain liquidity. At times, the Company's cash balances may exceed the current insured amounts under the Federal Deposit Insurance Corporation.

Fair Value of Financial Instruments

Fair values of financial instruments included in current assets and current liabilities are estimated to approximate their book values, due to the short maturity of such instruments. All debt is based on current rates at which the Company could borrow funds with similar remaining maturities and approximates fair value. The Company's assets and liabilities that are measured at fair value on a recurring basis are measured in accordance with ASC 820 under the Financial Accounting Standards Board ("FASB"), which establishes a three-level valuation hierarchy for measuring fair value and expands financial statement disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets in active markets.

Level 2 Inputs to the valuation methodology included quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company's cash equivalents carried at fair value are primarily comprised of investments in a U.S. Treasury and federal agency backed money market fund. The valuation of the Company's preferred warrants liability is discussed below and in Note 5. The following table presents information about the Company's financial assets and liabilities measured at a fair value on a recurring basis as of June 30, 2014 and December 31, 2013:

	June 30, 2014	Quoted Prices in Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$603,612	$603,612	$-	$-
Liabilities
Preferred stock warrants	$37,787	$-	$-	$37,787

	December 31, 2013	Quoted Prices in Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$263,910	$263,910	$-	$-
Liabilities
Preferred stock warrants	$41,466	$-	$-	$41,466

The following table provides a roll forward of the fair value of the Company's preferred stock warrant liabilities, using Level 3 inputs:

Balance at December 31, 2013	$41,466
Change in fair value	(3,679)
Balance at June 30, 2014	$37,787

Accounts Receivable and Allowance for Doubtful Accounts

Trade receivables are recorded at the invoiced amount. The Company maintains allowances for doubtful accounts, if needed, for estimated losses resulting from the inability of customers to make required payments. This allowance is based on specific customer account reviews and historical collections experience. There was no allowance for doubtful accounts as of June 30, 2014 or December 31, 2013.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets included $237,636 of costs associated with the Company's reverse merger and private placement offering with Enumeral Biomedical Holdings, Inc. (f.k.a Cerulean Group, Inc.) that occurred in July 2014 - See Subsequent Events.

Property and Equipment

Property and equipment are recorded at cost. Expenditures for maintenance and repairs are charged to expense as incurred, whereas major betterments are capitalized as additions to property and equipment. Depreciation is provided using the straight-line method over the estimated useful lives of the assets as follows:

Lab equipment	5 years
Computer equipment and software	3 years
Furniture	3 years
Leasehold improvements	Shorter of useful life or life of the lease

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. When such events occur, the Company compares the carrying amounts of the assets to their undiscounted expected future cash flows. If this comparison indicated that there is impairment, the amount of the impairment is calculated as the difference between the carrying value and fair value. There have been no impairments recognized during the six months ended June 30, 2014 or 2013, respectively.

Revenue Recognition

Collaboration and license revenue

Non-refundable license fees are recognized as revenue when the Company has a contractual right to receive such payment, the contract price is fixed or determinable, the collection of the resulting receivable is reasonably assured and the Company has no further performance obligations under the license agreement. Multiple element arrangements, such as license and development arrangements are analyzed to determine whether the deliverables, which often include license and performance obligations such as research and steering committee services, can be separated or whether they must be accounted for as a single unit of accounting in accordance with GAAP. The Company recognizes up-front license payments as revenue upon delivery of the license only if the license has stand-alone value and the fair value of the undelivered performance obligations, typically including research and/or steering committee services, can be determined. If the fair value of the undelivered performance obligations can be determined, such obligations would then be accounted for separately as performed. If the license is considered to either (i) not have stand-alone or (ii) have stand-alone value but the fair value of any of the undelivered performance obligations cannot be determined, the arrangement would then be accounted for as a single unit of accounting and the license payments and payments for performance obligations are recognized as revenue over the estimated period of when the performance obligations are performed.

Whenever the Company determines that an arrangement should be accounted for as a single unit of accounting, it must determine the period over which the performance obligations will be performed and revenue will be recognized. Revenue will be recognized using either a relative performance or straight-line method. The Company recognizes revenue using the relative performance method provided that the Company can reasonably estimate the level of effort required to complete its performance obligations under an arrangement and such performance obligations are provided on a best-efforts basis. Direct labor hours or full-time equivalents are typically used as a measure of performance. Revenue recognized under the relative performance method would be determined by multiplying the total payments under the contract, excluding royalties and payments contingent upon achievement of substantive milestones, by the ratio of level of effort incurred to date to estimated total level of effort required to complete the Company's performance obligations under the arrangement. Revenue is limited to the lesser of the cumulative amount of payments received or the cumulative amount of revenue earned, as determined using the relative performance method, as of each reporting period.

If the Company cannot reasonably estimate the level of effort required to complete its performance obligations under an arrangement, the performance obligations are provided on best-efforts basis and the Company can reasonably estimate when the performance obligation ceases or the remaining obligations become inconsequential and perfunctory. At that time, the total payments under the arrangement, excluding royalties and payments contingent upon achievement of substantive milestones, would be recognized as revenue on a straight-line basis over a period the Company expects to complete its performance obligations.

Revenue is limited to the lesser of the cumulative amount of payments received or the cumulative amount of revenue earned, as determined using the straight-line basis, as of the period ending date.

The difference between the total consideration received to date and the revenue recognized is recorded as deferred collaboration revenue and totals $0 and $25,714 at June 30, 2014 and December 31, 2013, respectively.

Grant Revenue

The Company recognizes nonrefundable grant revenue that is earned in connection with its Research Agreement with the National Cancer Institute (the "NIH"), which was executed in September 2012. Grant revenue consists of a portion of the funds received to date by the NIH, which allow the Company to conduct research on colon cancer tissues. Revenue is recognized as the related research services are performed in accordance with the terms of the agreement. The difference between the total consideration received to date and the revenue recognized is recorded as deferred grant revenue and totals $0 at both June 30, 2014 and December 31, 2013.

Research and Development Expenses

Research and development expenditures are charged to the statement of operations as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries and benefits, facilities costs, clinical supply costs, contract services, depreciation and amortization expense and other related costs. Costs associated with acquired technology, in the form of upfront fees or milestone payments, are charged to research and development expense as incurred. Legal fees incurred in connection with patent applications along with fees associated with the license to the Company's core technology are expensed as research and development expense.

Accounting for Warrants

Preferred Stock

Warrants for the purchase of redeemable Convertible Preferred Series A Stock are carried at fair value and reported as a derivative liability on the accompanying balance sheets.

Changes in the fair value of warrants for the purchase of Convertible Preferred Series A Stock are included in other income in the statements of operations. For the six months ended June 30, 2014 and 2013, the Company recorded income of $3,679 and $168, respectively, as a result of the change in the fair value of the preferred Series A warrants. The Company recorded income of $3,019 for the three months ended June 30, 2014 and expense of $96 for the three months ended June 30, 2013, as a result of the change in the fair value of the preferred Series A warrants. The Company used the Black-Scholes option-pricing model to estimate the fair values of the issued and outstanding preferred warrants as of June 30, 2014 with the following weighted average assumptions: risk-free interest rate of 1.62%, remaining term of 4.96 years, volatility rate of 72.9% and no expected dividends. As of June 30, 2013, the following weighted average assumptions were used: risk-free interest rate of 1.41%, remaining term of 5.96 years, a volatility rate of 74.5% and no expected dividends.

In connection with the Company's issuance of Convertible Preferred Series B Stock, the Company issued 144,140 shares of warrants for the purchase of Convertible Preferred Series B Stock - See Footnote 8 Common and Preferred Stock.

Common Stock

Warrants exercisable into shares of common stock at a price per share of $0.27 issued in connection with the convertible promissory note in February, 2014 were recorded based upon the relative fair value of the convertible promissory notes and the warrants at issuance and are reported as equity on the accompanying balance sheets.

Stock-Based Compensation

The Company has elected to use the Black-Scholes option pricing model to determine the grant date fair value of share-based awards. The Company recognizes the compensation cost of employee share-based awards on a straight-line basis over the employee's requisite service period of each award, which is generally the vesting period.

The fair value of the restricted stock awards granted to employees is based upon the fair value of the common stock on the date of grant. Expense is recognized over the vesting period.

The Company has recorded stock-based compensation expense of $206,424 and $79,983 for six months ended June 30, 2014 and 2013, respectively, and $75,130 and $39,362 for three months ended June 30, 2014 and 2013, respectively. The Company has an aggregate of $224,674 of unrecognized stock-based compensation cost as of June 30, 2014 to be amortized over a weighted average period of 0.83 years.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model that uses the weighted average assumptions noted in the following table:

	June 30,	December 31,
	2014	2013
Stock Price	$0.27	$0.27
Risk-free interest rate	2.73	1.74%
Expected dividend yield	-	-
Expected term - employees	6 years	6 years
Expected term - nonemployees	10 years	10 years
Volatility	68%	53%
Determined grant date fair value per option	$0.20	$0.19

Expected volatility for the Company's common stock was determined based on the historical volatility of comparable publically traded companies in a similar industry. The risk-free interest rate is based on the yield of U.S. Treasury securities consistent with the expected term of the option. No dividend yield was assumed as the Company does not pay dividends on its common stock. The expected term of the options granted represents the period of time that options granted are expected to be outstanding and is calculated using the simplified method.

The fair value of the common stock has typically been determined by the Board of Directors (the "Board") at each date of grant based upon a variety of factors, including the Company's financial position and historical financial performance, the status of developments within the Company's research and development activities, the composition and ability of the current climate in the market place, the illiquid nature of the common stock, the effect of the rights and preferences of the preferred shareholders, and the prospects of a liquidity event, among others.

The Company engaged a third party to develop an estimate of the fair value of a share of the Company's common stock on a fully-diluted, minority, non-marketable basis as of December 31, 2013. The estimates used in the valuation at December 31, 2013 have not materially changed as of June 30, 2014 and the same estimate of the fair value of common shares was used at June 30, 2014.

Based upon unaudited historical, pro-forma and/or forecast financial and operational information, which Enumeral management represented as accurately reflecting the company's operating results and financial position, the third party utilized both a Market Approach (using various financial statement metrics of similar enterprises' equity securities to estimate the fair value of the Company's equity securities) and an Income Approach (which bases value on expectations of future income and cash flows) in their analyses.

The fair value of a single share of common stock was determined using the Option Pricing Method, which treats Common and Preferred Stock as call options on the aggregate enterprise value and using traditional models, including Black-Scholes or binomial models, to calculate share values.

Income Taxes

The Company records income taxes using the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases, and operating loss and tax credit carryforwards. The Company's financial statements contain certain deferred tax assets, which have arisen primarily as a result of operating losses, as well as other temporary differences between financial and tax accounting. The Company would establish a valuation allowance if the likelihood of realization of the deferred tax assets is reduced based on an evaluation of objective verifiable evidence. Significant management judgment is required in determining the Company's provision for income taxes, the Company's deferred tax assets and liabilities and any valuation allowance recorded against those net deferred assets. The Company evaluates the weight of all available evidence to determine whether it is more likely than not that some portion or all of the net deferred income tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with GAAP and has no uncertain tax liabilities at June 30, 2014 or December 31, 2013. The guidance requires the Company to determine whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authority. If a tax position meets the more likely than not recognition criteria, the guidance requires the tax position be measured at the largest amount of benefit greater than 50% likely of being realized upon ultimate settlement.

New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers: Topic 606. This Update affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets, unless those contracts are within the scope of other standards. The guidance in this Update supersedes the revenue recognition requirements in Topic 605, Revenue Recognition and most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to illustrate the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance also includes a cohesive set of disclosure requirements that will provide users of financial statements with comprehensive information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a reporting organization's contracts with customers. This ASU is effective retrospectively for fiscal years, and interim periods within those years beginning after December 15, 2016 for public companies and 2017 for non-public entities. Management is evaluating the effect, if any, on the Company's financial position and results of operations.

In June 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. The amendments in the ASU require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation - Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Recently Adopted Accounting Standards

On June 10, 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-10, Development Stage Entities (Topic 915) - Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation, which eliminates the concept of a development stage entity (DSE) in its entirety from current accounting guidance. Amendments to the consolidation guidance may result in more DSEs being considered variable interest entities (VIEs). The new guidance applies to all entities that previously met the definition of a DSE. This ASU is effective for public business entities for annual reporting periods beginning after December 15, 2015, and interim periods therein. Early adoption of the new standard is permitted. Management has elected to early adopt this ASU, as permitted and, accordingly, has not included the inception-to-date disclosures and other previously required disclosures for development stage entities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported period. Significant estimates used in preparing the Company's financial statements include the estimation of stock based compensation, stock warrants liability, accrued expenses, revenue recognition and income taxes. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash equivalents represent high liquid investments with remaining maturities of ninety days or less at the date of purchase. Cash equivalents are stated at cost, which approximates fair value.

Concentration of Credit Risk

The Company has no significant off-balance sheet concentrations of credit risk as foreign currency exchange contracts, option contracts or other hedging arrangements. Financial instruments that subject the Company to credit risk consists primarily of cash and cash equivalents. The Company generally invests its cash in money market funds, U.S. Treasury securities and U.S. Agency securities that are subject to minimal credit and market risk. Management has established guidelines relative to credit ratings and maturities intended to safeguard principal balances and maintain liquidity. At times, the Company's cash balances may exceed the current insured amounts under the Federal Deposit Insurance Corporation.

Fair Value of Financial Instruments

Fair values of financial instruments included in current assets and current liabilities are estimated to approximate their book values, due to the short maturity of such instruments. All debt is based on current rates at which the Company could borrow funds with similar remaining maturities and approximates fair value. The Company's assets and liabilities that are measured at fair value on a recurring basis are measured in accordance with ASC 820 under the Financial Accounting Standards Board ("FASB"), which establishes a three-level valuation hierarchy for measuring fair value and expands financial statement disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1     Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets in active markets.

Level 2     Inputs to the valuation methodology included quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3     Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company's cash equivalents carried at fair value are primarily comprised of investments in a U.S. Treasury and federal agency backed money market fund. The valuation of the Company's warrants liability is discussed below and in Note 5. The following table presents information about the Company's financial assets and liabilities measured at a fair value on a recurring basis as of December 31, 2013 and 2012:

	December 31, 2013	Quoted Prices in Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$263,910	$263,910	$-	$-
Liabilities
Preferred stock warrants	$41,466	$-	$-	$41,466

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$1,747,534	$1,747,534	$-	$-
Liabilities
Preferred stock warrants	$38,376	$-	$-	$38,376

The following table provides a roll forward of the fair value of the Company's preferred stock warrant liabilities, using Level 3 inputs:

Balance at January 1, 2012	$27,348
Issuance of preferred stock warrant	6,131
Change in fair value	4,897
Balance at December 31, 2012	$38,376
Change in fair value	3,090
Balance at December 31, 2013	$41,466

Accounts Receivable and Allowance for Doubtful Accounts

Trade receivables are recorded at the invoiced amount. The Company maintains allowances for doubtful accounts, if needed, for estimated losses resulting from the inability of customers to make required payments. This allowance is based on specific customer account reviews and historical collections experience. There was no allowance for doubtful accounts as of December 31, 2013 or 2012.

Property and Equipment

Property and equipment are recorded at cost. Expenditures for maintenance and repairs are charged to expense as incurred, whereas major betterments are capitalized as additions to property and equipment. Depreciation is provided using the straight-line method over the estimated useful lives of the assets as follows:

Lab equipment	5 years
Computer equipment and software	3 years
Furniture	3 years
Leasehold improvements	Shorter of useful life or life of the lease

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. When such events occur, the Company compares the carrying amounts of the assets to their undiscounted expected future cash flows. If this comparison indicated that there is impairment, the amount of the impairment is calculated as the difference between the carrying value and fair value. There have been no impairments recognized during the years ended December 31, 2013 or 2012.

Revenue Recognition

Collaboration and license revenue

Non-refundable license fees are recognized as revenue when the Company has a contractual right to receive such payment, the contract price is fixed or determinable, the collection of the resulting receivable is reasonably assured and the Company has no further performance obligations under the license agreement. Multiple element arrangements, such as license and development arrangements are analyzed to determine whether the deliverables, which often include license and performance obligations such as research and steering committee services, can be separated or whether they must be accounted for as a single unit of accounting in accordance with GAAP. The Company recognizes up-front license payments as revenue upon delivery of the license only if the license has stand-alone value and the fair value of the undelivered performance obligations, typically including research and/or steering committee services, can be determined. If the fair value of the undelivered performance obligations can be determined, such obligations would then be accounted for separately as performed. If the license is considered to either (i) not have stand-alone or (ii) have stand-alone value but the fair value of any of the undelivered performance obligations cannot be determined, the arrangement would then be accounted for as a single unit of accounting and the license payments and payments for performance obligations are recognized as revenue over the estimated period of when the performance obligations are performed.

Whenever the Company determines that an arrangement should be accounted for as a single unit of accounting, it must determine the period over which the performance obligations will be performed and revenue will be recognized. Revenue will be recognized using either a relative performance or straight-line method. The Company recognizes revenue using the relative performance method provided that the Company can reasonably estimate the level of effort required to complete its performance obligations under an arrangement and such performance obligations are provided on a best-efforts basis. Direct labor hours or full-time equivalents are typically used as a measure of performance. Revenue recognized under the relative performance method would be determined by multiplying the total payments under the contract, excluding royalties and payments contingent upon achievement of substantive milestones, by the ratio of level of effort incurred to date to estimated total level of effort required to complete the Company's performance obligations under the arrangement. Revenue is limited to the lesser of the cumulative amount of payments received or the cumulative amount of revenue earned, as determined using the relative performance method, as of each reporting period.

If the Company cannot reasonably estimate the level of effort required to complete its performance obligations under an arrangement, the performance obligations are provided on best-efforts basis and the Company can reasonably estimate when the performance obligation ceases or the remaining obligations become inconsequential and perfunctory. At that time, the total payments under the arrangement, excluding royalties and payments contingent upon achievement of substantive milestones, would be recognized as revenue on a straight-line basis over a period the Company expects to complete its performance obligations.

Revenue is limited to the lesser of the cumulative amount of payments received or the cumulative amount of revenue earned, as determined using the straight-line basis, as of the period ending date.

In March 2012, the Company and Celgene Corporation ("Celgene") entered into an agreement whereby the Company would perform services using their technology to perform research related to an inflammatory disease. Under the terms of the agreement, Celgene paid an upfront research support payment of $40,000. The Company completed two of the remaining deliverables and received additional payments in 2013. The final deliverable, submission of a final report, is anticipated to occur in the second half of 2014.

In June 2012, the Company and Sanofi-Aventis ("Sanofi") entered into a research agreement, where Sanofi funded a research project to be performed by the Company for the purpose of evaluating the Company's technology and capabilities, to obtain useful antibodies to a biologically active peptide, and to determine if the respective parties wish to consider further business arrangements and transactions with the other party. Under the Agreement, the Company is responsible for screening monoclonal antibodies that meet specific and challenging antigen binding characteristic requirements using its single cell microengraving technology ("technology") and to compare such antibodies to monoclonal antibodies obtained by Sanofi in parallel using a modified traditional ELISA screening approach. The Company is responsible for obtaining antibody sequences and providing Sanofi a final report of the research performed. Under the terms of the agreement, Sanofi paid an upfront research support payment of $50,000. The Company received $50,000 in March 2014 after completion of a second deliverable, and jointly owns all of the inventions disclosed from the collaboration.

In February 2012, the Company and Crucell Holland ("Crucell") entered into a research agreement, where Crucell funded a research project to be performed by the Company for the purpose of evaluating the Company technology and capabilities and to identify truncated hemagglutinin clones (mini-HA) that react with monoclonal anti-HA antibodies and display favorable aqueous solubility along with B-cell repertoire analysis of patient samples for native broadly HA-specific antibodies. Under the terms of the agreement, Crucell paid $50,000 after the delivery of the first interim library screening report. Terms of the agreement were amended in August 2013, aftewhich the Company received an additional $12,500. Upon Crucell communicating to the Company that it had established "proof of concept", Crucell canceled the agreement in December 2013 and requested the Company engage in discussions of further collaboration. These discussions began in January 2014 and are ongoing.

In October 2013, the Company and Novartis Pharma ("Novartis") entered into a research agreement, where Novartis engaged the Company to evaluate the applicability of the technology for the ex-vivo assessment of T-cell profiles for human samples after exposure to therapeutic proteins for immunogenicity screening. The Company received an upfront research support payment of $50,000 upon signing of the agreement. The final deliverable, submission of a final report, is anticipated to occur in the second half of 2014.

The Company recognized $266,039 and $49,281 of collaboration and license revenue during the years ended December 31, 2013 and 2012, respectively. The difference between the total consideration received to date and the revenue recognized is recorded as deferred collaboration revenue and totals $25,714 and $40,705 at December 31, 2013 and 2012, respectively.

Grant Revenue

The Company recognizes nonrefundable grant revenue that is earned in connection with its Research Agreement with the National Cancer Institute (the "NIH"), which was executed in September 2012. Grant revenue consists of a portion of the funds received to date by the NIH, which allow the Company to conduct research on colon cancer tissues. Revenue is recognized as the related research services are performed in accordance with the terms of the agreement. An upfront payment of $49,958 is recognized on a straight line basis over the period the Company was expected to complete its performance obligations. The Company recognized $182,997 and $16,836 of grant revenue during the years ended December 31, 2013 and 2012. The difference between the total consideration received to date and the revenue recognized is recorded as deferred grant revenue and totals $0 and $33,122 at December 31, 2013 and 2012, respectively.

Research and Development Expenses

Research and development expenditures are charged to the statement of operations as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries and benefits, facilities costs, clinical supply costs, contract services, depreciation and amortization expense and other related costs. Costs associated with acquired technology, in the form of upfront fees or milestone payments, are charged to research and development expense as incurred. Legal fees incurred in connection with patent applications along with fees associated with the license to the Company's core technology are expensed as research and development expense.

Accounting for Preferred Stock Warrants

Warrants for the purchase of redeemable convertible preferred stock are carried at fair value and reported as a derivative liability on the accompanying balance sheets.

Changes in the fair value of warrants for the purchase of convertible preferred stock are included in other income in the statements of operations. For the years ended December 31, 2013 and 2012, the Company recorded expenses of $3,090 and $4,897, respectively as a result of the change in the fair value of the warrants. The Company used the Black-Scholes option-pricing model to estimate the fair values of the issued and outstanding warrants as of December 31, 2013 with the following weighted average assumptions: risk-free interest rate of 1.75%, remaining term of 5.02 years, volatility rate of 48% and no expected dividends. As of December 31, 2012, the following weighted average assumptions were used: risk-free interest rate of 1.18%, remaining term of 6.02 years, a volatility rate of 48% and no expected dividends.

Stock-Based Compensation

The Company has elected to use the Black-Scholes option pricing model to determine the grant date fair value of share-based awards. The Company recognizes the compensation cost of employee share-based awards on a straight-line basis over the employee's requisite service period of each award, which is generally the vesting period.

The fair value of the restricted stock awards granted to employees is based upon the fair value of the common stock on the date of grant. Expense is recognized over the vesting period.

The Company has recorded stock-based compensation expense of $367,062 and $131,567 for the years ended December 31, 2013 and 2012, respectively. The Company has an aggregate of $272,403 of unrecognized stock-based compensation cost as of December 31, 2013 to be amortized over a weighted average period of 1.4 years.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model that uses the weighted average assumptions noted in the following table:

	December 31,
	2013	2012
Stock Price	$0.27	$0.27
Risk-free interest rate	1.74%	0.70%
Expected dividend yield	-	-
Expected term - employees	6 years	6 years
Expected term - nonemployees	10 years	10 years
Volatility	53%	50%
Determined grant date fair value per option	$0.19	$0.19

Expected volatility for the Company's common stock was determined based on the historical volatility of comparable publically traded companies in a similar industry. The risk-free interest rate is based on the yield of U.S. Treasury securities consistent with the expected term of the option. No dividend yield was assumed as the Company does not pay dividends on its common stock. The expected term of the options granted represents the period of time that options granted are expected to be outstanding and is calculated using the simplified method.

The fair value of the common stock has typically been determined by the Board of Directors (the "Board") at each date of grant based upon a variety of factors, including the Company's financial position and historical financial performance, the status of developments within the Company's research and development activities, the composition and ability of the current climate in the market place, the illiquid nature of the common stock, the effect of the rights and preferences of the preferred shareholders, and the prospects of a liquidity event, among others.

The Company engaged a third party to develop an estimate of the fair value of a share of the Company's common stock on a fully-diluted, minority, non-marketable basis as of December 31, 2013 and 2012.

Based upon unaudited historical, pro-forma and/or forecast financial and operational information, which Enumeral management represented as accurately reflecting the company's operating results and financial position, the third party utilized both a Market Approach (using various financial statement metrics of similar enterprises' equity securities to estimate the fair value of the Company's equity securities) and an Income Approach (which bases value on expectations of future income and cash flows) in their analyses.

The fair value of a single share of common stock was determined using the Option Pricing Method, which treats Common and Preferred Stock as call options on the aggregate enterprise value and using traditional models, including Black-Scholes or binomial models, to calculate share values.

Income Taxes

The Company records income taxes using the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases, and operating loss and tax credit carryforwards. The Company's financial statements contain certain deferred tax assets, which have arisen primarily as a result of operating losses, as well as other temporary differences between financial and tax accounting. The Company would establish a valuation allowance if the likelihood of realization of the deferred tax assets is reduced based on an evaluation of objective verifiable evidence. Significant management judgment is required in determining the Company's provision for income taxes, the Company's deferred tax assets and liabilities and any valuation allowance recorded against those net deferred assets. The Company evaluates the weight of all available evidence to determine whether it is more likely than not that some portion or all of the net deferred income tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with GAAP and has no uncertain tax liabilities at December 31, 2013 or 2012. The guidance requires the Company to determine whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authority. If a tax position meets the more likely than not recognition criteria, the guidance requires the tax position be measured at the largest amount of benefit greater than 50% likely of being realized upon ultimate settlement.

New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers: Topic 606. This Update affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets, unless those contracts are within the scope of other standards. The guidance in this Update supersedes the revenue recognition requirements in Topic 605, Revenue Recognition and most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to illustrate the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance also includes a cohesive set of disclosure requirements that will provide users of financial statements with comprehensive information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a reporting organization's contracts with customers. This ASU is effective retrospectively for fiscal years, and interim periods within those years beginning after December 15, 2016 for public companies and 2017 for non-public entities. Management is evaluating the effect, if any, on the Company's financial position and results of operations.

In June 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. The amendments in the ASU require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation - Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.